Provisions (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions
Pension liabilities	kr 10	kr 8	kr 57	kr 82
Long term employee benefit	3	7
Off balance, expected credit losses	38	13
Total	kr 51	kr 28